INCOME TAXES (Components Of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expenses/(benefits)
Total loss before income taxes	$ (3,373)	$ (8,142)	$ (15,134)
PRC, excluding Hong Kong
Income tax expenses/(benefits)
Total loss before income taxes	(2,503)	(6,805)	(14,101)
Cayman Islands
Income tax expenses/(benefits)
Total loss before income taxes	(1,607)	(1,241)	(702)
BVI
Income tax expenses/(benefits)
Total loss before income taxes	(1)	(6)	(2)
Hong Kong
Income tax expenses/(benefits)
Total loss before income taxes	$ 738	$ (90)	$ (329)